Not FDIC Insured May Lose Value No Bank Guarantee
39234-Q1PH

Schedule of Investments
(unaudited)
Putnam Mortgage Opportunities Fund 2
Notes to Schedule of Investments 16

Putnam Funds Trust
Schedule of Investments (unaudited), August 31, 2025
Putnam Mortgage Opportunities Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Asset-Backed Securities 4.1%
Capital Markets 0.0%
†
a
Merrill Lynch Mortgage Investors Trust , 2006-HE3 , A4 , FRN , 4.937% , ( 1-month SOFR
+ 0.614% ), 6/25/37 ................................................ $ 759,780 $ 198,975
Financial Services 4.1%
a,b
BDS Ltd. , 2021-FL9 , A , 144A, FRN , 5.544% , ( 1-month SOFR + 1.184% ), 11/16/38 ..
239,481 240,301
b
Castlelake Aircraft Structured Trust , 2025-2A , A , 144A, 5.465% , 8/15/50 ..........
1,173,000 1,185,421
b,c
CFMT LLC , 2024-HB13 , M1 , 144A, FRN , 3% , 5/25/34 ........................
3,750,000 3,605,853
a
Citigroup Mortgage Loan Trust, Inc. , 2007-AMC3 , A2D , FRN , 4.787% , ( 1-month SOFR
+ 0.464% ), 3/25/37 ................................................ 142,380 122,748
b,c
FIGRE Trust , 2025-HE5 , A , 144A, FRN , 5.285% , 8/25/55 .....................
437,000 440,406
a,b
GS Mortgage-Backed Securities Trust , 2024-HE1 , A1 , 144A, FRN , 5.948% , ( 30-day
SOFR Average + 1.6% ), 8/25/54 ...................................... 2,730,864 2,741,908
GSAA Home Equity Trust ,
a
2006-8, 2A2, FRN, 4.797%, (1-month SOFR + 0.474%), 5/25/36 .............. 74,820 15,718
a
2006-1, A1, FRN, 4.617%, (1-month SOFR + 0.294%), 1/25/36 ............... 985,423 275,846
a
2006-17, A1, FRN, 4.557%, (1-month SOFR + 0.234%), 11/25/36 .............. 8,277,088 2,000,054
2007-2, AF4A, 6.483%, 3/25/37 ....................................... 1,150,538 306,532
b
HTAP Trust , 2024-1 , A , 144A, 7% , 4/25/37 ................................
1,430,743 1,453,302
a,b
J.P. Morgan Mortgage Trust , 2024-HE2 , A1 , 144A, FRN , 5.545% , ( 30-day SOFR
Average + 1.2% ), 10/20/54 ........................................... 740,577 741,863
a
Lehman XS Trust , 2006-17 , 1A4A , FRN , 4.777% , ( 1-month SOFR + 0.454% ), 8/25/46
2,762,821 2,564,872
b
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A, 1.91% , 10/20/61 ..
1,431,000 1,193,255
b
PRET LLC , 2025-NPL9 , A1 , 144A, 5.391% , 8/25/55 .........................
2,906,000 2,917,718
a,b
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.795% , ( 30-day SOFR
Average + 1.45% ), 7/25/54 ........................................... 3,730,987 3,746,585
b
Unlock Hea Trust , 2023-1 , A , 144A, 7% , 10/25/38 ...........................
655,218 661,725
b
VOLT XCIV LLC , 2021-NPL3 , A1 , 144A, 6.239% , 2/27/51 .....................
41,182 41,195
24,255,302
a a a a a
Total Asset-Backed Securities (Cost $24,093,580) ...............................
24,454,277
Commercial Mortgage-Backed Securities 22.6%
Financial Services 22.6%
BANK ,
b
2018-BN11, D, 144A, 3%, 3/15/61 ..................................... 609,000 468,447
c,d
2020-BN30, XA, IO, FRN, 1.368%, 12/15/53 ............................. 17,756,697 889,572
c,d
2024-BNK48, XA, IO, FRN, 1.35%, 10/15/57 ............................. 9,443,202 773,721
c,d
2020-BN26, XA, IO, FRN, 1.306%, 3/15/63 .............................. 14,014,856 564,664
c,d
BANK5 , 2024-5YR10 , XA , IO, FRN , 1.402% , 10/15/57 .......................
17,663,485 748,471
b
Barclays Commercial Mortgage Trust ,
2019-C4, D, 144A, 3.25%, 8/15/52 ..................................... 1,010,000 627,006
2019-C4, E, 144A, 3.25%, 8/15/52 ..................................... 793,000 415,709
2019-C5, E, 144A, 2.5%, 11/15/52 ..................................... 1,117,000 873,488
c
2019-C5, F, 144A, FRN, 2.701%, 11/15/52 ............................... 1,881,000 1,118,497
c,d
BBCMS Mortgage Trust ,
2024-5C29, XA, IO, FRN, 1.822%, 9/15/57 ............................... 25,128,479 1,407,501
2025-C32, XA, IO, FRN, 1.356%, 2/15/62 ................................ 12,255,003 1,032,245
Benchmark Mortgage Trust ,
c
2018-B1, C, FRN, 4.343%, 1/15/51 .................................... 608,000 498,844
b
2018-B1, D, 144A, 2.75%, 1/15/51 ..................................... 1,021,000 566,668
b,c
2018-B3, D, 144A, FRN, 3.198%, 4/10/51 ............................... 1,504,000 1,055,391
b
2019-B11, D, 144A, 3%, 5/15/52 ...................................... 963,000 500,791
b
2019-B13, D, 144A, 2.5%, 8/15/57 ..................................... 1,295,000 748,653
c,d
2024-V11, XA, IO, FRN, 0.773%, 11/15/57 ............................... 38,676,000 840,174

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
c,d
BMO Mortgage Trust , 2024-5C6 , XA , IO, FRN , 1.574% , 9/15/57 ................
$ 15,368,772 $ 706,910
b,c
BWAY Mortgage Trust , 2022-26BW , F , 144A, FRN , 5.029% , 2/10/44 .............
2,210,000 1,320,807
c,d
Cantor Commercial Real Estate Lending LP , 2019-CF3 , XA , IO, FRN , 0.797% , 1/15/53
12,649,010 285,484
CD Mortgage Trust ,
c
2017-CD3, B, FRN, 3.984%, 2/10/50 ................................... 888,000 607,506
c
2017-CD4, B, FRN, 3.947%, 5/10/50 ................................... 1,712,000 1,617,721
c
2017-CD3, C, FRN, 4.681%, 2/10/50 ................................... 615,000 288,514
b
2017-CD3, D, 144A, 3.25%, 2/10/50 .................................... 889,000 201,745
b
2019-CD8, D, 144A, 3%, 8/15/57 ...................................... 507,000 319,469
b,c
CFCRE Commercial Mortgage Trust , 2011-C2 , E , 144A, FRN , 5.249% , 12/15/47 ....
1,801,000 1,683,416
Citigroup Commercial Mortgage Trust ,
b,c
2012-GC8, C, 144A, FRN, 5.295%, 9/10/45 .............................. 627,421 617,917
c
2014-GC21, C, FRN, 4.78%, 5/10/47 ................................... 364,677 351,370
c
2017-P7, C, FRN, 4.531%, 4/14/50 .................................... 373,000 331,255
c
2015-GC33, C, FRN, 4.673%, 9/10/58 .................................. 735,000 624,265
b
2014-GC25, D, 144A, 3.548%, 10/10/47 ................................. 239,000 134,557
b,c
2015-GC27, D, 144A, FRN, 4.543%, 2/10/48 ............................. 2,955,687 2,857,107
c
2015-GC31, D, FRN, 3.897%, 6/10/48 .................................. 1,541,000 160,039
2015-GC33, D, 3.172%, 9/10/58 ....................................... 347,000 217,747
b
2015-GC27, E, 144A, 3%, 2/10/48 ..................................... 3,524,000 3,000,237
COMM Mortgage Trust ,
2012-CR4, AM, 3.251%, 10/15/45 ..................................... 2,432,000 2,222,250
2013-CR12, AM, 4.3%, 10/10/46 ...................................... 1,450,806 1,392,801
2014-UBS3, AM, 4.012%, 6/10/47 ..................................... 216,881 207,912
c
2014-UBS5, AM, FRN, 4.193%, 9/10/47 ................................. 696,379 687,928
b
2012-CR4, B, 144A, 3.703%, 10/15/45 .................................. 2,145,000 1,440,322
2014-CR17, B, 4.377%, 5/10/47 ....................................... 492,763 478,429
c
2013-CR13, C, FRN, 5.109%, 11/10/46 ................................. 202,316 199,528
c
2014-CR14, C, FRN, 3.792%, 2/10/47 .................................. 1,154,000 1,100,639
c
2014-CR16, C, FRN, 4.936%, 4/10/47 .................................. 1,226,000 1,163,333
c
2014-CR17, C, FRN, 4.941%, 5/10/47 .................................. 2,940,500 2,708,429
c
2014-UBS3, C, FRN, 4.751%, 6/10/47 .................................. 301,000 212,211
c
2014-UBS4, C, FRN, 4.803%, 8/10/47 .................................. 324,000 249,596
c
2014-UBS6, C, FRN, 4.557%, 12/10/47 ................................. 139,450 135,721
b,c
2012-LC4, D, 144A, FRN, 5.69%, 12/10/44 .............................. 3,814,000 2,799,512
b,c
2013-CR7, D, 144A, FRN, 4.385%, 3/10/46 .............................. 861,639 825,989
b,c
2013-LC13, D, 144A, FRN, 5.549%, 8/10/46 ............................. 270,229 251,644
b,c
2013-CR13, D, 144A, FRN, 5.109%, 11/10/46 ............................ 3,650,000 2,135,250
b,c
2014-CR14, D, 144A, FRN, 3.792%, 2/10/47 ............................. 1,479,000 1,207,839
b,c
2014-CR15, D, 144A, FRN, 4.067%, 2/10/47 ............................. 923,000 863,797
b,c
2014-CR17, D, 144A, FRN, 5.005%, 5/10/47 ............................. 2,247,000 1,799,770
b,c
2014-CR19, D, 144A, FRN, 4.572%, 8/10/47 ............................. 19,235 18,720
c
2015-CR26, D, FRN, 3.67%, 10/10/48 .................................. 875,000 716,417
b
2017-COR2, D, 144A, 3%, 9/10/50 ..................................... 1,656,000 1,471,058
b
2013-LC6, E, 144A, 3.5%, 1/10/46 ..................................... 460,000 433,123
b,c
2014-CR17, E, 144A, FRN, 5.005%, 5/10/47 ............................. 804,000 565,606
b,c
2015-LC19, E, 144A, FRN, 4.241%, 2/10/48 .............................. 1,070,000 834,192
CSAIL Commercial Mortgage Trust ,
c
2015-C2, B, FRN, 4.208%, 6/15/57 .................................... 1,694,000 1,632,202
c
2015-C3, C, FRN, 4.313%, 8/15/48 .................................... 1,277,000 1,097,810
c
2015-C2, C, FRN, 4.26%, 6/15/57 ..................................... 915,000 833,713
b
2019-C17, D, 144A, 2.5%, 9/17/52 ..................................... 594,000 312,757
c
2015-C2, D, FRN, 4.26%, 6/15/57 ..................................... 1,121,000 877,254
GNMA , 1.6% , 2/20/49 ................................................
14,398,000 1,001,957

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GS Mortgage Securities Trust ,
2014-GC22, AS, 4.113%, 6/10/47 ...................................... $ 1,929,000 $ 1,811,781
c
2014-GC24, B, FRN, 4.526%, 9/10/47 .................................. 2,306,000 2,205,739
b,c
2010-C1, D, 144A, FRN, 6.173%, 8/10/43 ............................... 342,899 338,743
b,c
2013-GC13, D, 144A, FRN, 4.006%, 7/10/46 ............................. 739,000 542,433
b,c
2014-GC24, D, 144A, FRN, 4.547%, 9/10/47 ............................. 1,920,000 1,229,459
b,c
2017-GS5, D, 144A, FRN, 3.509%, 3/10/50 .............................. 3,043,000 431,455
b
2019-GC38, D, 144A, 3%, 2/10/52 ..................................... 439,000 365,007
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2016-JP2, B, 3.46%, 8/15/49 ......................................... 1,553,000 1,435,598
c
2013-C10, C, FRN, 4.238%, 12/15/47 .................................. 193,113 187,006
b,c
2011-C3, D, 144A, FRN, 5.71%, 2/15/46 ................................ 450,000 407,966
c
2013-LC11, D, FRN, 4.339%, 4/15/46 ................................... 740,000 70,023
b,c
2012-LC9, D, 144A, FRN, 3.713%, 12/15/47 ............................. 2,291,000 2,179,546
b,c,e
2013-LC11, E, 144A, FRN, 3.25%, 4/15/46 ............................... 643,000 25,399
b,c
2013-LC11, E, 144A, FRN, 3.25%, 4/15/46 ............................... 9,504,000 375,418
b,c
2007-CB20, E, 144A, FRN, 8.357%, 2/12/51 ............................. 21,801 29,171
b,c
2012-C6, G, 144A, FRN, 2.972%, 5/15/45 ............................... 100,000 89,702
c
JPMBB Commercial Mortgage Securities Trust ,
2014-C22, B, FRN, 4.66%, 9/15/47 .................................... 399,000 385,417
2014-C25, B, FRN, 4.347%, 11/15/47 ................................... 1,947,000 1,822,212
2014-C22, C, FRN, 4.66%, 9/15/47 .................................... 354,000 329,006
2013-C12, D, FRN, 4.071%, 7/15/45 ................................... 1,942,000 1,796,364
b
2014-C18, D, 144A, FRN, 4.653%, 2/15/47 .............................. 1,135,000 1,029,964
b
2014-C23, D, 144A, FRN, 4.2% , 9/15/47 ................................ 2,857,000 2,629,019
b
2014-C25, D, 144A, FRN, 4.061%, 11/15/47 .............................. 1,390,000 701,533
b
2013-C12, E, 144A, FRN, 4.071%, 7/15/45 ............................... 625,000 431,262
b
2013-C14, F, 144A, FRN, 3.598%, 8/15/46 ............................... 402,000 34,249
b,c
JPMCC Commercial Mortgage Securities Trust , 2017-JP7 , D , 144A, FRN , 4.57% ,
9/15/50 ......................................................... 388,000 249,507
JPMDB Commercial Mortgage Securities Trust ,
2017-C5, A4, 3.414%, 3/15/50 ........................................ 515,835 507,348
b,c
2016-C2, D, 144A, FRN, 3.472%, 6/15/49 ............................... 1,101,000 561,751
Morgan Stanley Bank of America Merrill Lynch Trust ,
c
2013-C9, B, FRN, 3.708%, 5/15/46 .................................... 1,372,816 1,331,553
c
2013-C10, B, FRN, 4.085%, 7/15/46 ................................... 1,515,522 1,437,338
c
2012-C6, C, FRN, 4.536%, 11/15/45 ................................... 694,593 648,938
c
2013-C9, C, FRN, 3.837%, 5/15/46 .................................... 917,000 851,321
c
2013-C10, C, FRN, 4.085%, 7/15/46 ................................... 1,543,000 1,421,954
2014-C19, C, 4%, 12/15/47 .......................................... 307,271 297,985
c
2015-C22, C, FRN, 4.113%, 4/15/48 ................................... 3,410,000 3,021,292
c
2017-C34, C, FRN , 4.309%, 11/15/52 ................................... 691,000 610,154
b,c
2013-C12, D, 144A, FRN, 4.861%, 10/15/46 ............................. 1,139,000 1,067,831
b
2014-C19, D, 144A, 3.25%, 12/15/47 ................................... 574,000 531,637
b
2015-C24, D, 144A, 3.257%, 5/15/48 ................................... 2,004,000 1,891,815
b,c
2015-C23, D, 144A, FRN, 4.288%, 7/15/50 .............................. 1,242,000 1,208,801
b
2017-C34, D, 144A, 2.7%, 11/15/52 .................................... 663,000 473,407
b,c
2012-C6, E, 144A, FRN, 4.489%, 11/15/45 ............................... 1,303,000 684,101
b,c
2013-C12, E, 144A, FRN, 4.861%, 10/15/46 .............................. 405,000 313,633
b,c
2015-C24, E, 144A, FRN, 4.304%, 5/15/48 ............................... 677,000 619,298
b,c
2013-C10, F, 144A, FRN, 4.085%, 7/15/46 ............................... 1,286,000 126,636
b,c
2012-C6, G, 144A, FRN, 4.5%, 11/15/45 ................................ 1,441,000 84,307
b,c
2013-C9, G, 144A, FRN, 3.925%, 5/15/46 ............................... 1,500,000 966,815
c
Morgan Stanley Capital I Trust ,
2016-UB11, C, FRN, 3.691%, 8/15/49 .................................. 2,716,000 2,642,657
2016-BNK2, C, FRN, 4.004%, 11/15/49 ................................. 571,000 503,212

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
c
Morgan Stanley Capital I Trust, (continued)
2016-UB12, C, FRN, 4.247%, 12/15/49 ................................. $ 498,000 $ 389,678
2018-H3, C, FRN, 4.995%, 7/15/51 .................................... 823,000 765,286
b
2011-C3, G, 144A, FRN, 5.106%, 7/15/49 ............................... 753,000 701,057
b
PRET LLC ,
2024-NPL9, A1, 144A, 5.851%, 12/25/54 ................................ 3,929,389 3,959,276
2025-NPL4, A1, 144A, 6.368%, 4/25/55 ................................. 2,535,452 2,566,421
c
UBS Commercial Mortgage Trust ,
2018-C11, C, FRN, 5.028%, 6/15/51 ................................... 641,000 595,913
b
2017-C1, D, 144A, FRN, 5.005%, 6/15/50 ............................... 1,223,000 987,860
b
2018-C11, D, 144A, FRN, 3%, 6/15/51 .................................. 2,195,000 1,352,293
b
2012-C1, E, 144A, FRN, 5%, 5/10/45 ................................... 503,044 457,702
Wells Fargo Commercial Mortgage Trust ,
c
2015-C31, C, FRN, 4.777%, 11/15/48 ................................... 711,000 699,352
b,c
2013-LC12, D, 144A, FRN, 3.913%, 7/15/46 ............................. 381,000 209,558
2015-C31, D, 3.852%, 11/15/48 ....................................... 2,488,500 2,187,395
b
2017-RB1, D, 144A, 3.401%, 3/15/50 ................................... 1,112,000 661,272
b
2014-LC16, D, 144A, 3.938%, 8/15/50 .................................. 232,228 28,117
b
2020-C55, D, 144A, 2.5%, 2/15/53 ..................................... 919,000 608,636
b,c
2015-C30, D, 144A, FRN, 4.938%, 9/15/58 .............................. 537,452 527,011
c
2016-NXS5, D, FRN, 5.118%, 1/15/59 .................................. 371,000 345,026
b
2016-C33, D, 144A, 3.123%, 3/15/59 ................................... 1,741,000 1,606,672
b,c
2015-C31, E, 144A, FRN, 4.777%, 11/15/48 .............................. 783,000 497,231
c,d
2019-C52, XA, IO, FRN, 1.71%, 8/15/52 ................................. 17,073,234 823,177
c,d
2021-C59, XA, IO, FRN, 1.622%, 4/15/54 ................................ 23,394,275 1,403,097
c
WFRBS Commercial Mortgage Trust ,
2014-C21, B, FRN, 4.213%, 8/15/47 ................................... 2,796,756 2,715,180
2014-C23, B, FRN, 4.423%, 10/15/57 ................................... 1,125,000 1,072,969
2013-C15, C, FRN, 4.284%, 8/15/46 ................................... 1,390,000 1,238,169
2014-C21, C, FRN, 4.234%, 8/15/47 ................................... 816,000 776,287
b
2013-C11, D, 144A, FRN, 4.202%, 3/15/45 ............................... 1,510,000 1,323,935
b
2013-C15, D, 144A, FRN, 4.284%, 8/15/46 .............................. 1,317,468 704,872
b
2011-C4, E, 144A, FRN, 5.15%, 6/15/44 ................................. 806,022 762,692
133,236,514
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $139,868,390) ...............
133,236,514
Mortgage-Backed Securities 67.0%
Federal National Mortgage Association (FNMA) Fixed Rate 60.8%
f
Uniform Mortgage-Backed Securities, 2.5%, TBA, 9/25/55 ..................... 13,000,000 10,795,845
f
Uniform Mortgage-Backed Securities, 3%, TBA, 9/25/55 ...................... 4,000,000 3,466,080
f
Uniform Mortgage-Backed Securities, 3.5%, TBA, 9/25/55 ..................... 1,000,000 903,517
f
Uniform Mortgage-Backed Securities, 4.5%, TBA, 9/25/55 ..................... 4,000,000 3,847,768
f
Uniform Mortgage-Backed Securities, 5%, TBA, 9/25/55 ...................... 14,000,000 13,809,066
f
Uniform Mortgage-Backed Securities, 5.5%, TBA, 9/25/55 ..................... 126,000,000 126,729,035
f
Uniform Mortgage-Backed Securities, 6%, TBA, 9/25/55 ...................... 194,000,000 198,213,662
357,764,973
Government National Mortgage Association (GNMA) Fixed Rate 6.2%
f
GNMA II, Single-family, 30 Year, 4.5%, 9/15/55 ............................. 20,000,000 19,265,797
f
GNMA II, Single-family, 30 Year, 5%, 9/15/55 ............................... 1,000,000 990,155
f
GNMA II, Single-family, 30 Year, 5.5%, 9/15/55 ............................. 3,000,000 3,022,959

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
f
GNMA II, Single-family, 30 Year, 6%, 9/15/55 ............................... $ 13,000,000 $ 13,261,818
36,540,729
Total Mortgage-Backed Securities (Cost $392,760,430) ...........................
394,305,702
Residential Mortgage-Backed Securities 20.6%
Financial Services 20.6%
b
A&D Mortgage Trust ,
2023-NQM2, A1, 144A, 6.132%, 5/25/68 ................................ 827,259 829,659
2024-NQM1, A1, 144A, 6.195%, 2/25/69 ................................ 1,647,022 1,661,299
2023-NQM4, A2, 144A, 7.826%, 9/25/68 ................................ 2,409,199 2,451,891
Alternative Loan Trust ,
2006-43CB, 1A10, 6%, 2/25/37 ....................................... 3,429,848 1,724,725
a
2006-OA10, 3A1, FRN, 4.817%, (1-month SOFR + 0.494%), 8/25/46 ........... 155,673 138,311
a
2006-OA10, 4A1, FRN, 4.817%, ( 1-month SOFR + 0.494%), 8/25/46 ........... 188,611 161,461
a
2005-38, A1, FRN, 5.722%, (12-month average of 1-year CMT + 1.5%), 9/25/35 ... 515,825 464,686
a
2006-OA19, A1, FRN, 4.635%, (1-month SOFR + 0.294%), 2/20/47 ............ 955,084 767,694
a
American Home Mortgage Investment Trust , 2007-1 , GA1C , FRN , 4.627% , ( 1-month
SOFR + 0.304% ), 5/25/47 ........................................... 1,344,750 788,626
b,c
Arroyo Mortgage Trust , 2020-1 , M1 , 144A, FRN , 4.277% , 3/25/55 ...............
442,000 410,051
Bear Stearns ALT-A Trust ,
a
2005-10, 11A1, FRN, 4.937%, (1-month SOFR + 0.614%), 1/25/36 ............. 72,762 68,681
c
2005-8, 21A1, FRN, 5.255%, 10/25/35 .................................. 216,605 179,780
a
Bear Stearns Mortgage Funding Trust , 2006-AR2 , 2A1 , FRN , 4.897% , ( 1-month SOFR
+ 0.574% ), 9/25/46 ................................................ 1,721,714 1,588,973
b,c
CAFL Issuer LLC , 2023-RTL1 , A1 , 144A, FRN , 7.553% , 12/28/30 ...............
928,000 933,946
b
CAFL Issuer LP , 2025-RRTL1 , M1 , 144A, 8.16% , 5/28/40 .....................
577,000 582,541
b,c
Cascade Funding Mortgage Trust ,
2025-HB16, M2, 144A, FRN, 3%, 3/25/35 ............................... 932,000 888,929
2025-HB16, M3, 144A, FRN, 3%, 3/25/35 ............................... 1,000,000 940,047
a,b
Chase Home Lending Mortgage Trust , 2025-3 , A11 , 144A, FRN , 5.648% , ( 30-day
SOFR Average + 1.3% ), 2/25/56 ...................................... 483,553 483,913
a,b
Chevy Chase Funding LLC , 2006-4A , A2 , 144A, FRN , 4.617% , ( 1-month SOFR +
0.294% ), 11/25/47 ................................................. 688,348 612,529
a
CHL Mortgage Pass-Through Trust , 2006-OA5 , 2A1 , FRN , 4.837% , ( 1-month SOFR +
0.514% ), 4/25/46 .................................................. 26,858 23,349
b,c
CIM Trust , 2024-R1 , A1 , 144A, FRN , 4.75% , 6/25/64 .........................
654,388 651,246
c
CSMC Mortgage-Backed Trust , 2007-1 , 1A3 , FRN , 5.989% , 2/25/37 .............
5,466,574 1,246,482
b,c
CSMC Trust ,
2021-RPL7, A1, 144A, FRN, 4.204%, 7/27/61 ............................. 283,850 282,567
2020-SPT1, M1, 144A, FRN, 3.388%, 4/25/65 ............................ 392,000 381,491
Deutsche Alt-B Securities Mortgage Loan Trust , 2006-AB4 , A4B , 6.5% , 10/25/36 ....
1,799,829 1,573,744
a
FHLMC STACR Debt Notes ,
2015-DNA3, B, FRN, 13.813%, (30-day SOFR Average + 9.464%), 4/25/28 ...... 2,875,741 2,906,887
2015-HQA2, B, FRN, 14.963%, (30-day SOFR Average + 10.614%), 5/25/28 ..... 248,106 252,543
2016-DNA1, B, FRN, 14.463%, ( 30-day SOFR Average + 10.114%), 7/25/28 ..... 245,332 253,369
2017-DNA1, B2, FRN, 14.463%, (30-day SOFR Average + 10.114%), 7/25/29 .... 516,206 563,087
a,b
FHLMC STACR REMIC Trust ,
2021-DNA3, B2, 144A, FRN, 10.598%, ( 30-day SOFR Average + 6.25%), 10/25/33 2,879,000 3,555,883
2022-HQA1, B2, 144A, FRN, 15.348%, (30-day SOFR Average + 11%), 3/25/42 ... 2,600,000 2,931,330
2020-HQA1, B2, 144A, FRN, 9.563%, (30-day SOFR Average + 5.214%), 1/25/50 . 800,000 881,101
2020-HQA2, B2, 144A, FRN, 12.063%, (30-day SOFR Average + 7.714%), 3/25/50 3,000,000 3,615,413
2020-DNA3, B2, 144A, FRN, 13.813%, (30-day SOFR Average + 9.464%), 6/25/50 750,000 967,720
2021-DNA1, B2, 144A, FRN, 9.098%, ( 30-day SOFR Average + 4.75%), 1/25/51 .. 1,100,000 1,221,220

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
a,b
FHLMC STACR REMIC Trust, (continued)
2022-DNA2, M2, 144A, FRN, 8.098%, (30-day SOFR Average + 3.75%), 2/25/42 .. $ 1,975,000 $ 2,050,951
2022-HQA1, M2, 144A, FRN, 9.598%, (30-day SOFR Average + 5.25%), 3/25/42 .. 2,759,000 2,928,089
2022-DNA5, M2, 144A, FRN, 11.098%, (30-day SOFR Average + 6.75%), 6/25/42 . 1,471,000 1,613,864
2022-HQA3, M2, 144A, FRN, 9.698%, (30-day SOFR Average + 5.35%), 8/25/42 .. 3,160,000 3,395,502
a,b
FHLMC STACR Trust ,
2019-FTR3, B2, 144A, FRN, 9.263%, (30-day SOFR Average + 4.914%), 9/25/47 . 800,000 866,116
2019-FTR1, B2, 144A, FRN, 12.813%, (30-day SOFR Average + 8.464%), 1/25/48 3,900,000 4,665,173
2018-DNA3, B2, 144A, FRN, 12.213%, (30-day SOFR Average + 7.864%), 9/25/48 1,318,000 1,530,114
2018-HQA2, B2, 144A, FRN, 15.463%, (30-day SOFR Average + 11.114%), 10/25/48 3,028,000 3,780,204
2019-DNA1, B2, 144A, FRN, 15.213%, (30-day SOFR Average + 10.864%), 1/25/49 439,000 545,361
2019-HQA1, B2, 144A, FRN, 16.713%, (30-day SOFR Average + 12.364%), 2/25/49 2,642,000 3,233,780
2019-DNA2, B2, 144A, FRN, 14.963%, (30-day SOFR Average + 10.614%), 3/25/49 755,000 887,441
2019-HQA3, B2, 144A, FRN, 11.963%, (30-day SOFR Average + 7.614%), 9/25/49 1,000,000 1,126,027
a
FNMA Connecticut Avenue Securities Trust ,
2016-C01, 1B, FRN, 16.213%, (30-day SOFR Average + 11.864%), 8/25/28 ...... 26,333 27,552
2016-C03, 1B, FRN, 16.213%, (30-day SOFR Average + 11.864%), 10/25/28 ..... 338,191 358,896
2016-C04, 1B, FRN, 14.713%, (30-day SOFR Average + 10.364%), 1/25/29 ...... 568,587 608,641
2016-C06, 1B, FRN, 13.713%, (30-day SOFR Average + 9.364%), 4/25/29 ....... 1,546,184 1,664,246
b
2022-R04, 1B1, 144A, FRN, 9.598%, ( 30-day SOFR Average + 5.25%), 3/25/42 ... 500,000 529,779
b
2023-R08, 1B1, 144A, FRN, 7.898%, (30-day SOFR Average + 3.55%), 10/25/43 .. 1,500,000 1,575,239
b
2022-R06, 1B2, 144A, FRN, 14.948%, (30-day SOFR Average + 10.6%), 5/25/42 .. 500,000 569,043
2016-C03, 2B, FRN, 17.213%, (30-day SOFR Average + 12.864%), 10/25/28 ..... 811,164 866,837
2016-C07, 2B, FRN, 13.963%, (30-day SOFR Average + 9.614%), 5/25/29 ....... 592,933 637,638
b
2022-R02, 2B1, 144A, FRN, 8.848%, ( 30-day SOFR Average + 4.5%), 1/25/42 ... 2,146,000 2,234,884
b
2022-R05, 2B1, 144A, FRN, 8.848%, (30-day SOFR Average + 4.5%), 4/25/42 ... 2,540,000 2,663,760
b
2022-R09, 2B1, 144A, FRN, 11.1%, (30-day SOFR Average + 6.75%), 9/25/42 .... 500,000 552,310
b
2023-R03, 2B1, 144A, FRN, 10.698%, (30-day SOFR Average + 6.35%), 4/25/43 .. 850,000 947,624
b
2021-R02, 2M2, 144A, FRN, 6.348%, (30-day SOFR Average + 2%), 11/25/41 .... 2,953,699 2,980,218
b
2022-R02, 2M2, 144A, FRN, 7.348%, ( 30-day SOFR Average + 3%), 1/25/42 ..... 2,727,000 2,792,596
b
2022-R09, 2M2, 144A, FRN, 9.1%, (30-day SOFR Average + 4.75%), 9/25/42 .... 1,000,000 1,070,113
b
GS Mortgage-Backed Securities Trust , 2024-RPL4 , A1 , 144A, 3.9% , 9/25/61 .......
294,331 285,992
a
GSR Mortgage Loan Trust , 2007-OA1 , 2A3A , FRN , 4.747% , ( 1-month SOFR +
0.424% ), 5/25/37 .................................................. 282,325 155,659
a,b
Home Re Ltd. , 2022-1 , B1 , 144A, FRN , 13.348% , ( 30-day SOFR Average + 9% ),
10/25/34 ........................................................ 900,000 1,004,619
b
HOMES Trust , 2024-NQM1 , A1 , 144A, 5.915% , 7/25/69 ......................
778,562 785,660
b
Imperial Fund Mortgage Trust ,
2023-NQM1, A1, 144A, 5.941%, 2/25/68 ................................ 876,094 876,420
2022-NQM4, A3, 144A, 5.04%, 6/25/67 ................................. 1,037,060 1,033,511
c
IndyMac INDX Mortgage Loan Trust , 2006-AR11 , 2A1 , FRN , 4.048% , 6/25/36 ......
19,022 16,830
b
J.P. Morgan Mortgage Trust ,
2024-VIS2, A1, 144A, 5.853%, 11/25/64 ................................. 4,001,044 4,043,405
a
2024-10, A11, 144A, FRN, 5.598%, ( 30-day SOFR Average + 1.25%), 3/25/55 .... 1,652,989 1,650,853
a
2025-2, A11, 144A, FRN, 5.598%, (30-day SOFR Average + 1.25%), 7/25/55 ..... 3,696,440 3,693,702
b
LHOME Mortgage Trust , 2023-RTL4 , A1 , 144A, 7.628% , 11/25/28 ...............
1,045,000 1,056,684
MFA Trust ,
2024-NPL1, A1, 6.33%, 9/25/54 ....................................... 242,827 244,216
b
2023-NQM3, A1, 144A, 6.617%, 7/25/68 ................................ 469,464 473,247
a,b
Morgan Stanley Re-REMIC Trust , 2010-R4 , 4B , 144A, FRN , 2.991% , ( 1-month SOFR
+ 0.344% ), 2/26/37 ................................................ 302,071 285,493
b
Morgan Stanley Residential Mortgage Loan Trust ,
2024-NQM1, A1, 144A, 6.152%, 12/25/68 ............................... 1,124,120 1,134,832
a
2024-3, AF, 144A, FRN, 5.698%, (30-day SOFR Average + 1.35%), 7/25/54 ...... 2,945,247 2,943,156

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
PRPM Trust , 2024-NQM2 , A1 , 144A, 6.327% , 6/25/69 ........................
$ 796,147 $ 814,511
b
RCO VIII Mortgage LLC , 2025-3 , A1 , 144A, 6.434% , 5/25/30 ...................
1,275,007 1,278,445
b
Saluda Grade Alternative Mortgage Trust ,
2024-RTL5, A1, 144A, 7.762%, 4/25/30 ................................. 3,584,000 3,625,100
2024-RTL6, A1, 144A, 7.439%, 7/25/30 ................................. 2,979,000 2,996,125
a,b
Station Place Securitization Trust ,
2024-10, A, 144A, FRN, 5.223%, (1-month SOFR + 0.9%), 10/27/25 ........... 2,000,000 2,010,108
2025-1, A, 144A, FRN, 5.223%, (1-month SOFR + 0.9%), 7/23/26 ............. 1,810,000 1,810,969
2025-3, A, 144A, FRN, 5.223%, (1-month SOFR + 0.9%), 9/23/26 ............. 2,010,000 2,014,408
a
Structured Asset Mortgage Investments II Trust ,
2007-AR1, 2A1, FRN, 4.797%, (1-month SOFR + 0.474%), 1/25/37 ............ 21,711 19,287
2006-AR7, A1BG, FRN, 4.557%, (1-month SOFR + 0.234%), 8/25/36 ........... 134,333 118,222
b
Verus Securitization Trust ,
c
2023-INV3, A1, 144A, FRN, 6.876%, 11/25/68 ............................ 1,722,012 1,748,304
2024-4, A1, 144A, 6.218%, 6/25/69 .................................... 1,246,909 1,262,363
a
WaMu Mortgage Pass-Through Certificates Trust , 2005-AR13 , A1C4 , FRN , 5.297% ,
( 1-month SOFR + 0.974% ), 10/25/45 ................................... 30,360 29,645
121,098,938
a a a a a
Total Residential Mortgage-Backed Securities (Cost $116,035,308) ................
121,098,938
Agency Commercial Mortgage-Backed Securities 36.3%
Financial Services 36.3%
FHLMC ,
d
4949, IO, 4%, 1/25/50 .............................................. 10,240,102 2,318,499
d
5274, IO, 2.5%, 1/25/51 ............................................. 12,969,117 2,212,452
a,d
5410, AS, IO, FRN, 1.402%, ( 30-day SOFR Average + 5.75%), 5/25/54 ......... 39,265,013 2,443,858
d
5116, BI, IO, 4%, 1/25/50 ............................................ 10,412,537 2,150,169
d
5529, EI, IO, 4.5%, 11/25/51 ......................................... 5,359,373 1,200,595
a
5391, FC, FRN, 5.448%, (30-day SOFR Average + 1.1%), 3/25/54 ............. 579,720 583,519
d
5119, IB, IO, 3%, 6/25/41 ............................................ 3,962,112 416,951
d
5349, IB, IO, 4%, 12/15/46 ........................................... 340,478 75,057
d
4976, MI, IO, 4.5%, 5/25/50 .......................................... 2,218,694 521,183
d
5065, MI, IO, 3.5%, 1/25/51 .......................................... 2,815,943 543,087
a,d
4915, SD, IO, FRN, 1.587%, ( 30-day SOFR Average + 5.936%), 9/25/49 ........ 1,423,849 165,390
a,d
5558, SG, IO, FRN, 2.052%, (30-day SOFR Average + 6.4%), 7/25/55 .......... 34,155,557 3,801,961
a,d
4839, WS, IO, FRN, 1.643%, (30-day SOFR Average + 5.986%), 8/15/56 ........ 6,061,108 894,814
a,b
FHLMC Multi-family Structured Credit Risk Trust ,
2021-MN1, M1, 144A, FRN, 6.348%, (30-day SOFR Average + 2%), 1/25/51 ..... 593,748 592,390
2021-MN1, M2, 144A, FRN, 8.098%, (30-day SOFR Average + 3.75%), 1/25/51 ... 1,350,000 1,396,657
2021-MN3, M2, 144A, FRN, 8.348%, (30-day SOFR Average + 4%), 11/25/51 .... 2,059,000 2,136,006
FNMA ,
d
2015-69, IO, 6%, 9/25/45 ............................................ 159,042 33,571
d
2020-50, IO, 4.5%, 3/25/50 .......................................... 5,468,180 1,457,978
d
427, C93, IO, 4.5%, 8/25/42 .......................................... 10,461,301 1,854,627
d
2021-14, CI, IO, 4.5%, 11/25/49 ....................................... 5,373,377 1,176,353
d
2022-13, CI, IO, 3%, 12/25/51 ........................................ 12,858,174 1,964,720
a
2024-98, FA, FRN, 5.498%, (30-day SOFR Average + 1.15%), 12/25/53 ......... 1,449,343 1,456,824
a
2024-54, FC, FRN, 5.318%, (30-day SOFR Average + 0.97%), 8/25/54 ......... 495,975 498,892
a
2024-105, FC, FRN, 5.348%, (30-day SOFR Average + 1%), 1/25/55 ........... 2,414,136 2,423,592
a
2024-93, FD, FRN, 5.398%, (30-day SOFR Average + 1.05%), 12/25/54 ......... 1,209,945 1,212,115
a
2024-82, FE, FRN, 5.298%, (30-day SOFR Average + 0.95%), 11/25/54 ......... 3,272,375 3,271,984
a
2025-55, FG, FRN, 5.448%, (30-day SOFR Average + 1.1%), 7/25/55 .......... 1,347,146 1,351,865
d
2020-62, GI, IO, 4%, 6/25/48 ......................................... 11,262,607 2,302,122
d
2021-17, GI, IO, 4%, 2/25/51 ......................................... 1,731,504 352,855

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
FNMA, (continued)
d
2021-25, HI, IO, 3.5%, 7/25/50 ........................................ $ 5,220,446 $ 903,167
d
2020-99, IB, IO, 3.5%, 5/25/50 ........................................ 7,520,436 1,380,978
d
2021-3, IB, IO, 2.5%, 2/25/51 ......................................... 9,823,899 1,693,014
d
2021-8, ID, IO, 3.5%, 3/25/51 ......................................... 6,627,711 1,439,766
d
2021-67, IG, IO, 3%, 10/25/51 ........................................ 2,999,495 499,467
d
2021-25, IJ, IO, 3.5%, 5/25/51 ........................................ 4,616,257 898,526
d
2021-15, JI, IO, 4.5%, 4/25/51 ........................................ 2,066,325 542,133
d
2021-17, KI, IO, 4.5%, 4/25/51 ........................................ 2,129,146 511,734
d
2021-69, MI, IO, 2.5%, 10/25/51 ....................................... 12,345,342 1,432,318
d
2016-3, NI, IO, 6%, 2/25/46 .......................................... 30,566 4,521
d
2020-98, OI, IO, 4.5%, 1/25/51 ........................................ 8,500,933 2,271,111
d
2021-5, PI, IO, 3.5%, 2/25/51 ......................................... 2,531,659 453,543
d
2021-56, QI, IO, 4.5%, 9/25/51 ........................................ 2,896,851 762,678
a,d
2019-58, SA, IO, FRN, 1.587%, (30-day SOFR Average + 5.936%), 10/25/49 ..... 8,328,161 1,029,379
a,d
2022-43, SB, IO, FRN, 1.052%, (30-day SOFR Average + 5.4%), 7/25/52 ........ 13,437,013 924,612
a,d
2023-58, SP, IO, FRN, 2.552%, (30-day SOFR Average + 6.9%), 12/25/53 ....... 50,054,865 3,984,532
GNMA ,
d
2014-132, IO, 5%, 9/20/44 ........................................... 526,627 107,372
d
2022-139, IO, 4.5%, 9/20/49 ......................................... 9,384,932 1,828,350
d
2024-186, IO, 3%, 9/20/51 ........................................... 8,428,913 1,283,709
d
2021-162, IO, 4%, 9/20/51 ........................................... 3,015,588 612,602
c,d
2024-32, IO, FRN, 0.701%, 6/16/63 .................................... 16,179,408 804,908
c,d
2016-H24, IO, FRN, 2.087%, 9/20/66 ................................... 120,987 7,755
c,d
2017-H09, IO, FRN, 1.887%, 4/20/67 ................................... 181,104 5,301
c,d
2021-H08, IO, FRN, 1.137%, 1/20/71 ................................... 23,611,863 908,207
d
2021-91, AI, IO, 3.5%, 5/20/51 ........................................ 17,007,767 3,005,206
d
2021-214, AI, IO, 4%, 12/20/51 ....................................... 11,907,435 2,374,714
c,d
2014-H21, AI, IO, FRN, 2.174%, 10/20/64 ............................... 418,019 14,531
c,d
2015-H04, AI, IO, FRN, 1.613%, 12/20/64 ............................... 1,045,722 31,056
c,d
2015-H13, AI, IO, FRN, 1.818%, 6/20/65 ................................ 64,937 3,373
c,d
2015-H20, AI, IO, FRN, 1.846%, 8/20/65 ................................ 36,550 1,024
c,d
2015-H25, AI, IO, FRN, 1.624%, 9/20/65 ................................ 62,888 882
c,d
2016-H15, AI, IO, FRN, 1.914%, 7/20/66 ................................ 2,693,159 137,445
c,d
2016-H19, AI, IO, FRN, 3.003%, 9/20/66 ................................ 1,534,583 71,140
c,d
2018-H01, AI, IO, FRN, 2.228%, 1/20/68 ................................ 6,123,016 286,906
c,d
2020-H04, AI, IO, FRN, 2.383%, 2/20/70 ................................ 5,383,697 267,634
a,d
2019-158, AS, IO, FRN, 1.676%, (1-month SOFR + 6.036%), 9/16/43 ........... 3,045,276 325,359
a,d
2023-56, AS, IO, FRN, 1.815%, (30-day SOFR Average + 6.16%), 4/20/53 ....... 25,104,431 1,917,466
a,d
2024-4, AS, IO, FRN, 2.605%, ( 30-day SOFR Average + 6.95%), 1/20/54 ........ 19,355,032 1,826,033
c,d
2015-H23, BI, IO, FRN, 1.774%, 9/20/65 ................................ 24,854 533
c,d
2016-H09, BI, IO, FRN, 2.052%, 4/20/66 ................................ 1,944,597 79,365
c,d
2017-H02, BI, IO, FRN, 2.314%, 1/20/67 ................................ 789,412 30,460
c,d
2017-H06, BI, IO, FRN, 2.377%, 2/20/67 ................................ 323,628 10,523
c,d
2017-H04, BI, IO, FRN, 2.472%, 2/20/67 ................................ 1,526,971 62,314
c,d
2018-H05, BI, IO, FRN, 2.313%, 2/20/68 ................................ 816,230 35,668
c,d
2018-H20, BI, IO, FRN, 2.238%, 6/20/68 ................................ 3,501,984 140,049
a,d
2022-125, BS, IO, FRN, 1.705%, (30-day SOFR Average + 6.05%), 7/20/52 ...... 12,716,921 1,228,734
a,d
2023-14, BS, IO, FRN, 1.905%, (30-day SOFR Average + 6.25%), 1/20/53 ....... 19,721,345 1,619,341
d
2021-149, CI, IO, 2.5%, 8/20/51 ....................................... 13,815,729 2,047,006
c,d
2015-H10, CI, IO, FRN, 1.794%, 4/20/65 ................................ 40,884 966
c,d
2015-H20, CI, IO, FRN, 2.45%, 8/20/65 ................................. 545,472 26,448
c,d
2015-H25, CI, IO, FRN, 2.242%, 10/20/65 ............................... 26,485 1,030
c,d
2016-H24, CI, IO, FRN, 1.664%, 10/20/66 ............................... 1,207,218 25,117
d
2021-214, DI, IO, 3.5%, 12/20/51 ...................................... 7,921,296 1,362,045
c,d
2015-H16, DI, IO, FRN, 2.172%, 7/20/65 ................................ 794,829 58,994
c,d
2015-H26, DI, IO, FRN, 2.345%, 10/20/65 ............................... 32,721 1,470

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
c,d
2017-H11, DI, IO, FRN, 2.1%, 5/20/67 .................................. $ 115,202 $ 5,684
c,d
2019-H02, DI, IO, FRN, 2.428%, 11/20/68 ............................... 10,228,665 439,056
a,d
2023-84, DS, IO, FRN, 1.585%, (30-day SOFR Average + 5.93%), 6/20/53 ....... 18,078,626 1,545,305
a,d
2024-30, EI, IO, FRN, 1.425%, ( 30-day SOFR Average + 5.77%), 2/20/54 ....... 52,110,463 3,365,028
c,d
2015-H26, EI, IO, FRN, 1.756%, 10/20/65 ............................... 54,823 1,735
c,d
2015-H25, EI, IO, FRN, 1.855%, 10/20/65 ............................... 30,473 878
c,d
2016-H27, EI, IO, FRN, 1.968%, 12/20/66 ............................... 8,864,593 360,603
c,d
2019-H07, EI, IO, FRN, 2.228%, 3/20/69 ................................ 12,487,727 568,641
c,d
2022-H01, EI, IO, FRN, 2.475%, 1/20/72 ................................ 3,817,976 202,735
a,d
2020-62, ES, IO, FRN, 1.695%, (1-month SOFR + 6.036%), 5/20/50 ........... 27,264,018 3,716,863
a,d
2023-35, ES, IO, FRN, 1.855%, (30-day SOFR Average + 6.2%), 2/20/53 ........ 13,689,365 1,096,110
a,d
2023-173, ES, IO, FRN, 2.605%, (30-day SOFR Average + 6.95%), 11/20/53 ..... 14,706,825 1,045,420
a,d
2024-4, ES, IO, FRN, 2.605%, (30-day SOFR Average + 6.95%), 1/20/54 ........ 25,796,760 2,204,488
d
2015-79, GI, IO, 5%, 10/20/39 ........................................ 36,564 7,573
d
2017-104, GI, IO, 4%, 7/20/47 ........................................ 5,370,264 1,091,803
d
2022-10, GI, IO, 4.5%, 1/20/52 ........................................ 4,613,154 1,103,809
d
2024-4, GI, IO, 5%, 2/20/53 .......................................... 7,362,685 1,853,110
c,d
2019-H12, GI, IO, FRN, 2.376%, 7/20/69 ................................ 6,288,755 260,108
c,d
2022-H09, GI, IO, FRN, 2.464%, 4/20/72 ................................ 16,181,496 829,059
a,d
2024-4, GS, IO, FRN, 1.355%, (30-day SOFR Average + 5.7%), 1/20/54 ........ 18,160,620 1,234,960
d
2013-34, HI, IO, 4.5%, 3/20/43 ........................................ 73,290 12,031
d
2021-191, HI, IO, 3%, 10/20/51 ....................................... 2,692,218 464,729
c,d
2015-H10, HI, IO, FRN, 1.999%, 4/20/65 ................................ 38,191 2,001
c,d
2016-H24, HI, IO, FRN, 2.389%, 9/20/66 ................................ 4,518,351 308,427
a,d
2023-101, HS, IO, FRN, 1.655%, (30-day SOFR Average + 6%), 7/20/53 ........ 20,897,579 1,342,354
a,d
2024-51, HS, IO, FRN, 1.655%, (30-day SOFR Average + 6%), 3/20/54 ......... 42,454,796 2,707,975
d
2016-17, IA, IO, 4.5%, 3/20/45 ........................................ 117,042 22,819
d
2021-176, IA, IO, 3.5%, 10/20/51 ...................................... 12,474,006 2,082,512
d
2022-160, IB, IO, 4.5%, 2/20/50 ....................................... 16,493,918 3,517,389
c,d
2019-H14, IB, IO, FRN, 2.321%, 8/20/69 ................................ 144,285 6,058
d
2021-177, IG, IO, 3.5%, 10/20/51 ...................................... 17,431,472 2,512,870
d
2024-4, IG, IO, 5%, 12/20/52 ......................................... 7,594,522 1,345,303
c,d
2022-H09, IG, IO, FRN, 2.279%, 4/20/72 ................................ 12,205,183 568,798
c,d
2019-H15, IH, IO, FRN, 1.662%, 9/20/69 ................................ 7,718,537 313,612
d
2021-59, IK, IO, 5%, 4/20/51 ......................................... 5,649,292 1,115,214
d
2021-176, IK, IO, 5.5%, 10/20/51 ...................................... 4,499,197 854,027
d
2020-32, IM, IO, 3.5%, 3/16/50 ........................................ 9,980,753 2,010,376
d
2022-34, IV, IO, 3.5%, 3/20/51 ........................................ 9,654,438 1,897,470
c,d
2021-H12, IY, IO, FRN, 0.031%, 8/20/71 ................................ 95,039,134 2,138,979
c,d
2017-H16, JI, IO, FRN, 1.588%, 8/20/67 ................................. 210,622 9,596
c,d
2016-H04, KI, IO, FRN, 1.764%, 2/20/66 ................................ 5,602,057 128,907
c,d
2016-H11, KI, IO, FRN, 2.072%, 5/20/66 ................................ 32,161,327 1,150,173
d
2015-105, LI, IO, 5%, 10/20/39 ........................................ 341,040 73,462
d
2016-75, LI, IO, 6%, 1/20/40 ......................................... 19,226 2,790
d
2015-89, LI, IO, 5%, 12/20/44 ......................................... 316,651 57,808
a,d
2024-126, LS, IO, FRN, 2.305%, (30-day SOFR Average + 6.65%), 8/20/54 ...... 27,584,842 2,505,255
d
2015-53, MI, IO, 4%, 4/16/45 ......................................... 56,185 11,277
d
2020-151, MI, IO, 2.5%, 10/20/50 ...................................... 3,869,161 579,034
d
2020-173, MI, IO, 2.5%, 11/20/50 ...................................... 14,609,668 2,135,691
d
2021-7, MI, IO, 2.5%, 1/20/51 ......................................... 14,914,705 2,212,034
c,d
2017-H06, MI, IO, FRN, 2.248%, 2/20/67 ................................ 461,999 19,825
c,d
2017-H10, MI, IO, FRN, 1.876%, 4/20/67 ................................ 1,762,879 51,441
c,d
2017-H19, MI, IO, FRN, 2.079%, 4/20/67 ................................ 1,320,620 50,884
a,d
2020-112, MS, IO, FRN, 1.845%, (1-month SOFR + 6.186%), 8/20/50 .......... 6,347,608 894,602
d
2021-97, NI, IO, 2.5%, 8/20/49 ........................................ 11,244,318 1,334,954
c,d
2016-H23, NI, IO, FRN, 2.727%, 10/20/66 ............................... 57,443 2,626

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
c,d
2017-H08, NI, IO, FRN, 2.239%, 3/20/67 ................................ $ 149,197 $ 4,786
a,d
2024-4, NS, IO, FRN, 1.405%, (30-day SOFR Average + 5.75%), 1/20/54 ........ 18,400,547 1,205,190
d
2020-167, PI, IO, 3.5%, 11/20/50 ...................................... 2,108,100 393,031
a
2024-78, QF, FRN, 5.445%, (30-day SOFR Average + 1.1%), 5/20/54 ........... 3,540,321 3,557,281
d
2021-146, QI, IO, 3%, 8/20/51 ........................................ 14,007,053 2,364,975
c,d
2016-H18, QI, IO, FRN, 2.215%, 6/20/66 ................................ 455,744 25,591
a,d
2010-26, QS, IO, FRN, 1.795%, (1-month SOFR + 6.136%), 2/20/40 ........... 15,744,753 1,795,176
a,d
2024-64, QS, IO, FRN, 1.655%, (30-day SOFR Average + 6%), 4/20/54 ......... 50,145,303 4,031,778
a,d
2020-189, S, IO, FRN, 1.595%, (1-month SOFR + 5.936%), 12/20/49 ........... 14,477,171 1,690,273
a,d
2024-11, S, IO, FRN, 2.055%, (30-day SOFR Average + 6.4%), 1/20/54 ......... 20,711,854 1,263,311
a,d
2024-97, S, IO, FRN, 1.455%, (30-day SOFR Average + 5.8%), 3/20/54 ......... 44,814,357 3,565,605
a,d
2020-47, SA, IO, FRN, 1.545%, ( 1-month SOFR + 5.886%), 5/20/44 ........... 2,921,971 332,659
a,d
2024-7, SA, IO, FRN, 2.055%, (30-day SOFR Average + 6.4%), 1/20/54 ......... 19,649,171 1,428,585
a,d
2022-63, SB, IO, FRN, 1.255%, (30-day SOFR Average + 5.6%), 11/20/46 ....... 3,678,503 348,957
a,d
2022-90, SB, IO, FRN, 1.805%, (30-day SOFR Average + 6.15%), 5/20/52 ....... 10,378,055 836,995
a,d
2023-13, SB, IO, FRN, 1.905%, (30-day SOFR Average + 6.25%), 1/20/53 ....... 25,274,825 2,051,964
a,d
2023-20, SB, IO, FRN, 2.655%, ( 30-day SOFR Average + 7%), 2/20/53 ......... 22,660,327 2,515,981
a,d
2023-114, SB, IO, FRN, 1.705%, (30-day SOFR Average + 6.05%), 8/20/53 ...... 34,669,467 2,467,648
a,d
2025-61, SB, IO, FRN, 1.605%, (30-day SOFR Average + 5.95%), 4/20/55 ....... 25,305,152 1,981,001
a,d
2024-197, SC, IO, FRN, 1.655%, (30-day SOFR Average + 6%), 12/20/54 ....... 20,905,363 2,197,250
a,d
2019-121, SD, IO, FRN, 1.545%, (1-month SOFR + 5.886%), 10/20/49 ......... 2,926,248 367,962
a,d
2022-179, SD, IO, FRN, 1.645%, ( 1-month SOFR + 5.986%), 11/20/49 .......... 10,915,385 1,304,369
a,d
2021-57, SD, IO, FRN, 1.845%, (1-month SOFR + 6.186%), 3/20/51 ........... 8,366,452 1,207,777
a,d
2023-149, SE, IO, FRN, 2.105%, (30-day SOFR Average + 6.45%), 9/20/63 ...... 22,067,545 1,005,726
a,d
2022-128, SH, IO, FRN, 1.635%, (30-day SOFR Average + 5.98%), 7/20/52 ...... 24,411,905 2,680,122
a,d
2022-120, SH, IO, FRN, 1.705%, (30-day SOFR Average + 6.05%), 7/20/52 ...... 37,475,343 3,441,402
a,d
2023-35, SH, IO, FRN, 2.105%, ( 30-day SOFR Average + 6.45%), 2/20/53 ....... 12,171,716 1,148,777
a,d
2011-156, SK, IO, FRN, 2.145%, (1-month SOFR + 6.486%), 4/20/38 ........... 22,542 3,255
a,d
2021-98, SK, IO, FRN, 1.845%, (1-month SOFR + 6.186%), 6/20/51 ........... 8,868,688 1,339,194
a,d
2023-103, SK, IO, FRN, 1.655%, (30-day SOFR Average + 6%), 7/20/53 ........ 43,847,299 3,125,799
a,d
2023-114, SK, IO, FRN, 1.505%, (30-day SOFR Average + 5.85%), 8/20/53 ...... 39,612,404 2,760,620
a,d
2023-13, SL, IO, FRN, 1.905%, ( 30-day SOFR Average + 6.25%), 1/20/53 ....... 16,536,782 1,343,926
a,d
2023-152, SL, IO, FRN, 1.955%, (30-day SOFR Average + 6.3%), 10/20/53 ...... 23,771,078 1,963,605
a,d
2013-182, SP, IO, FRN, 2.245%, (1-month SOFR + 6.586%), 12/20/43 .......... 510,241 70,357
a,d
2022-45, SP, IO, FRN, 1.455%, (30-day SOFR Average + 5.8%), 5/20/50 ........ 31,642,241 2,555,541
a,d
2023-20, SP, IO, FRN, 2.655%, (30-day SOFR Average + 7%), 2/20/53 ......... 21,246,324 1,897,496
a,d
2021-59, SQ, IO, FRN, 1.845%, ( 1-month SOFR + 6.186%), 4/20/51 ........... 6,687,516 923,277
a,d
2021-96, SQ, IO, FRN, 1.895%, (1-month SOFR + 6.236%), 6/20/51 ........... 1,750,384 256,198
a,d
2023-24, SQ, IO, FRN, 1.905%, (30-day SOFR Average + 6.25%), 2/20/53 ....... 16,892,050 1,365,236
a,d
2024-30, SU, IO, FRN, 1.505%, (30-day SOFR Average + 5.85%), 2/20/54 ....... 31,190,989 2,431,094
a,d
2019-96, SY, IO, FRN, 1.645%, (1-month SOFR + 5.986%), 8/20/49 ............ 13,283,445 1,699,193
d
2021-29, TI, IO, 2.5%, 2/20/51 ........................................ 19,917,225 3,252,812
d
2021-182, TI, IO, 3.5%, 10/20/51 ...................................... 8,511,112 1,586,040
d
2020-162, UI, IO, 2.5%, 10/20/50 ...................................... 12,912,115 1,913,338
d
2017-179, WI, IO, 5%, 12/20/47 ....................................... 234,855 54,435
a,d
2024-30, WS, IO, FRN, 1.455%, (30-day SOFR Average + 5.8%), 2/20/54 ....... 37,453,396 2,329,328
c,d
2015-H16, XI, IO, FRN, 2.022%, 7/20/65 ................................ 2,004,791 116,260
213,670,048
a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $189,364,495) ........
213,670,048
Total Long Term Investments (Cost $862,122,203) ...............................
886,765,479
a
a a a a

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Short Term Investments 13.1%
a a
Shares
a
Value
a
Management Investment Companies 10.6%
g,h
Putnam Short Term Investment Fund, Class P, 4.566% ....................... 62,391,188 $ 62,391,188
Total Management Investment Companies (Cost $62,391,188) ....................
62,391,188
Principal
Amount
U.S. Government and Agency Securities 2.5%
i,j
U.S. Treasury Bills, 3.96%, 10/02/25 ..................................... $ 14,500,000 14,449,097
Total U.S. Government and Agency Securities (Cost $14,449,656) .................
14,449,097
Total Short Term Investments (Cost $76,840,844) ................................
76,840,285
a
Total Investments (Cost $938,963,047) 163.7% ..................................
$963,605,764
TBA Sale Commitments (0.2)% ................................................
(933,283)
Other Assets, less Liabilities (63.5)% ..........................................
(373,948,804)
Net Assets 100.0% ...........................................................
$588,723,677
a a a a a
TBA Sale Commitments (0.2)%
Mortgage-Backed Securities (0.2)%
Federal National Mortgage Association (FNMA) Fixed Rate (0.2)%
k
Uniform Mortgage-Backed Securities, TBA, 4%, 9/25/55 ...................... (1,000,000) (933,283)
Total TBA Sale Commitments (Cost $(929,180)) .................................
$(933,283)
†
Rounds to less than 0.1% of net assets.
a
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the aggregate value of these securities was $194,787,410, representing 33.1% of net assets.
c
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
d
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
e
Defaulted security or security for which income has been deemed uncollectible.
f
Security purchased on a to-be-announced (TBA) basis.
g
See Note 3 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
The rate shown represents the yield at period end.
j
A portion or all of the security has been segregated as collateral for certain derivative contracts. At August 31, 2025, the value of this security pledged amounted to
$10,628,552, representing 1.8% net assets.
k
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

Putnam Funds Trust
Schedule of Investments (unaudited), August 31, 2025
Putnam Mortgage Opportunities Fund
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At August 31, 2025, the Fund had the following futures contracts outstanding.
At August 31, 2025, the Fund had the following forward premium swap options contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Ultra Notes ................ Short 1,253 $ 143,351,031 12/19/25 $ (471,592)
U.S. Treasury 2 Year Notes ..................... Short 1,809 377,247,163 12/31/25 (87,776)
Total Futures Contracts ...................................................................... $(559,368)
*
As of period end.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
3.833%/1-day SOFR/Sep-35/(Purchased) BNDP 9/08/25 / 3.833% 37,243,300 $ 888,253 $ (412,638)
(3.833%)/1-day SOFR/Sep-35/(Purchased) BNDP 9/08/25 / 3.833% 37,243,300 888,253 (862,971)
3.55%/1-day SOFR/Nov-27/(Written) BOFA 11/24/25 / 3.55% 310,533,900 (1,823,312) (324,906)
(3.56%)/1-day SOFR/Nov-27/(Purchased) BOFA 11/24/25 / 3.56% 310,533,900 1,791,542 (1,485,472)
(3.428%)/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 30,052,000 1,729,492 133,187
3.428%/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 30,052,000 1,729,492 (1,010,477)
3.04%/1-day SOFR/Oct-35/(Written) CITI 10/03/25 / 3.04% 46,276,100 (462,761) 456,161
3.54%/1-day SOFR/Oct-35/(Purchased) CITI 10/03/25 / 3.54% 46,276,100 1,166,158 (1,009,740)
(3.965%)/1-day SOFR/Mar-38/(Purchased) DBAB 3/06/28 / 3.965% 20,730,000 1,129,785 (150,116)
3.965%/1-day SOFR/Mar-38/(Purchased) DBAB 3/06/28 / 3.965% 20,730,000 1,129,785 (223,851)
Unrealized appreciation 589,348
Unrealized (depreciation) (5,480,171)
Total $(4,890,823)
*
In U.S. dollars unless otherwise indicated.

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At August 31, 2025, the Fund had the following credit default swap contracts outstanding.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts
Contracts to Buy Protection
(c)
Traded Index
CMBX.NA.BB.10 (5.00)% Monthly CITI 11/17/59 1,085,000 $ 575,061 $ 464,005 $ 111,056
CMBX.NA.BB.10 (5.00)% Monthly GSCO 11/17/59 836,000 443,089 376,522 66,567
CMBX.NA.BB.10 (5.00)% Monthly MLCO 11/17/59 47,000 24,910 2,674 22,236
CMBX.NA.BB.13 (5.00)% Monthly GSCO 12/16/72 2,750,000 1,044,618 1,034,890 9,728
CMBX.NA.BB.6 . (5.00)% Monthly GSCO 5/11/63 943,000 56,535 42,489 14,046
CMBX.NA.BB.8 . (5.00)% Monthly CITI 10/17/57 576,000 253,454 249,406 4,048
CMBX.NA.BB.8 . (5.00)% Monthly MSCO 10/17/57 326,000 143,449 143,186 263
CMBX.
NA.BBB-.10 .. (3.00)% Monthly GSCO 11/17/59 3,233,000 623,969 619,394 4,575
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 2,375,000 289,156 306,375 (17,219)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly CITI 8/17/61 1,024,000 178,433 290,603 (112,170)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 7,038,000 1,226,372 1,660,789 (434,417)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly MSCO 8/17/61 1,069,000 186,274 340,040 (153,766)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 4,750,000 972,164 995,917 (23,753)
CMBX.NA.BBB-.8 (3.00)% Monthly MSCO 10/17/57 3,436,000 555,067 707,311 (152,244)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 2,375,000 386,827 426,609 (39,782)
Contracts to Sell Protection
(c)(d)
Traded Index
CMBX.NA.BB.10 5.00% Monthly JPHQ 11/17/59 289,000 (153,173) (23,189) (129,984)
Non-
Investment
Grade
CMBX.NA.BB.13 5.00% Monthly CITI 12/16/72 1,293,000 (491,161) (552,832) 61,671
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 3,724,000 (223,263) (647,506) 424,243
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly JPHQ 5/11/63 1,567,000 (93,945) (806,690) 712,745
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MLCO 5/11/63 200,000 (11,991) (22,364) 10,373
Non-
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly CITI 4/17/65 221,000 (36,299) (50,236) 13,937
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly GSCO 4/17/65 114,000 (18,724) (23,410) 4,686
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly MSCO 4/17/65 114,000 (18,725) (25,914) 7,189
Investment
Grade
Total OTC Swap Contracts .............................................. $5,912,097 $5,508,069 $404,028

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At August 31, 2025, the Fund had the following interest rate swap contracts outstanding.
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts (continued)
Contracts to Sell Protection
(c)(d)
(continued)
Traded Index (continued)
Total Credit Default Swap Contracts .................................... $5,912,097 $ 5,508,069 $404,028
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.58% .... Annual 9/17/27 886,445,000 $ (3,806,110) $ (1,099,113) $ (2,706,997)
Receive Fixed 3.63% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/30 291,848,000 4,081,459 1,235,365 2,846,094
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.88% .... Annual 9/17/35 189,910,000 (3,058,812) (478,827) (2,579,985)
Receive Fixed 4.03% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/55 44,778,000 (389,407) 290,318 (679,725)
Total Interest Rate Swap Contracts ................................. $(3,172,870) $ (52,257) $(3,120,613)
*
In U.S. dollars unless otherwise indicated.
See A bbreviations on page 18 .

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund

Quarterly Schedule of Investments
1. Organization
Putnam Funds Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of fifteen separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended August 31,
2025, the Fund held investments in affiliated management investment companies as follows:

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Putnam Mortgage Opportunities Fund
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Mortgage Opportunities Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.566% ...... $85,540,476 $76,433,416 $(99,582,704) $— $— $62,391,188 62,391,188 $648,944
Total Affiliated Securities ... $85,540,476 $76,433,416 $(99,582,704) $— $— $62,391,188 $648,944
Level 1 Level 2 Level 3 Total
Putnam Mortgage Opportunities Fund
Assets:
Investments in Securities:
Asset-Backed Securities ................... $ — $ 24,454,277 $ — $ 24,454,277
Commercial Mortgage-Backed Securities ...... — 133,236,514 — 133,236,514
Mortgage-Backed Securities ................ — 394,305,702 — 394,305,702
Residential Mortgage-Backed Securities ....... — 121,098,938 — 121,098,938
Agency Commercial Mortgage-Backed Securities — 213,670,048 — 213,670,048
Short Term Investments ................... 62,391,188 14,449,097 — 76,840,285
Total Investments in Securities ........... $62,391,188 $901,214,576 $— $963,605,764
Other Financial Instruments:
Forward Premium Swap Option Contracts ..... $— $589,348 $— $589,348
Swap Contracts ......................... — 4,313,457 — 4,313,457
Total Other Financial Instruments ......... $— $4,902,805 $— $4,902,805
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 933,283 $ — $ 933,283
Forward Premium Swap Option Contracts ...... — 5,480,171 — 5,480,171
Futures Contracts ........................ 559,368 — — 559,368
Swap Contracts ......................... — 7,030,042 — 7,030,042
Total Other Financial Instruments ......... $559,368 $13,443,496 $— $14,002,864
3. Investments in Affiliated Management Investment Companies
(continued)

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Putnam Mortgage Opportunities Fund
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
MLCO
Merrill Lynch International & Co.
MSCO
Morgan Stanley
Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
TBA
To-Be-Announced
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 4.34%
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.